Note 20 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31
2014	$65,095
2015	55,342
2016	43,743
2017	32,445
2018	26,669
Thereafter	83,424